Cover	Dec. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 6, 2026, ISQ Open Infrastructure Company LLC filed a Current Report on Form 8-K under Items 3.02, 8.01 and 9.01 (the “Original Report”). The Original Report inadvertently disclosed incorrect Transactional NAVs for the Series I shares and hereby amends and restates the disclosure in each section and exhibit in the Original Report.
Document Period End Date	Dec. 24, 2025
Entity File Number	000-56735
Entity Registrant Name	ISQ Open Infrastructure Co LLC
Entity Central Index Key	0002059924
Entity Tax Identification Number	33-2876284
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Brickell Avenue
Entity Address, Address Line Two	PH
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	693-5739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false